Additional Information-Parent Company Only Condensed Financial Information - Condensed balance sheets (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2022 CNY (¥)	May 17, 2011 $ / shares
Current assets:
Cash and cash equivalents	¥ 2,106,639	$ 296,714	¥ 4,525,852
Amounts due from related parties	18,319	2,580	24,798
Prepayments and other current assets	232,016	32,679	199,249
Total current assets	6,377,880	898,305	7,319,799
Non-current assets:
Total non-current assets	417,392	58,789	336,440
Total assets	6,795,272	957,094	7,656,239
Current liabilities
Accounts payable and accrued liabilities	1,038,531	146,274	916,112
Total current liabilities	1,945,488	274,017	1,824,841
Total liabilities	2,093,662	294,886	1,961,971
Shareholders' equity:
Treasury stock	(161,637)	(22,766)	(33,814)
Additional paid-in capital	13,487,371	1,899,657	13,615,042
Statutory reserves	2,680	378
Accumulated other comprehensive loss	(20,551)	(2,895)	(65,808)
Accumulated deficit	(8,708,300)	(1,226,538)	(7,861,973)
Total Zhihu Inc.'s shareholders' equity	4,599,810	647,870	5,653,696
Total liabilities and shareholders' equity	6,795,272	$ 957,094	7,656,239
Common stock per share		$ 0.000125		$ 1
Related Party [Member]
Current liabilities
Other current liabilities	26,032	$ 3,667	24,861
Nonrelated Party [Member]
Current liabilities
Other current liabilities	171,743	24,189	165,531
Reportable legal entities | Zhihu Inc.
Current assets:
Cash and cash equivalents	2,871	404	197,012
Term deposits	70,827	9,976
Prepayments and other current assets	19,277	2,715	7,651
Total current assets	138,753	19,543	206,644
Non-current assets:
Investments in subsidiaries	4,578,292	644,840	5,527,483
Total non-current assets	4,578,292	644,840	5,527,483
Total assets	4,717,045	664,383	5,734,127
Current liabilities
Accounts payable and accrued liabilities	11,344	1,598	4,841
Total current liabilities	117,235	16,513	80,431
Total liabilities	117,235	16,513	80,431
Shareholders' equity:
Ordinary shares, US$0.000125 par value	241	34	249
Treasury stock	(161,637)	(22,766)	(33,814)
Additional paid-in capital	13,487,371	1,899,657	13,615,042
Statutory reserves	2,680	378
Accumulated other comprehensive loss	(20,551)	(2,895)	(65,808)
Accumulated deficit	(8,708,294)	(1,226,538)	(7,861,973)
Total Zhihu Inc.'s shareholders' equity	4,599,810	647,870	5,653,696
Total liabilities and shareholders' equity	4,717,045	664,383	5,734,127
Reportable legal entities | Zhihu Inc. | Related Party [Member]
Current assets:
Amounts due from related parties	45,778	6,448	1,981
Current liabilities
Other current liabilities	59,665	8,404	58,665
Reportable legal entities | Zhihu Inc. | Nonrelated Party [Member]
Current liabilities
Other current liabilities	¥ 46,226	$ 6,511	¥ 16,925